Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Taxes
Schedule of reconciliation of income tax

	December 31, 2019	December 31, 2018	December 31, 2017
Loss before tax	14,780,604	1,644,798	3,280,406
Tax calculated at a tax rate of 23.4%	3,458,661	384,883	767,615
Effect of different tax rates in other countries	(1,660)	(1,719)	(3,687)
Expenses charged against equity	(39,876)	(693,439)	(5,984)
Expenses not deductible for tax purposes	(418,356)	(542,632)	(191,812)
Total tax losses not recognized as deferred tax asset	(2,998,769)	852,907	(566,132)
Income tax expense	—	—	—

Schedule of tax losses carry forwards

	December 31, 2019	December 31, 2018	December 31, 2017
2018	—	—	28,861,010
2019	—	27,481,171	28,287,766
2020	15,982,220	15,982,220	15,982,220
2021	1,224,210	1,224,210	1,224,210
2022	3,540,541	3,540,541	3,540,541
2023	141,425,567	3,309,636	3,309,636
2024	290,949	290,949	1,125,258
2025	3,586,490	3,586,490	—
2026	23,467,858	—	—
Total unrecorded tax losses carry forwards	189,517,835	55,415,217	82,330,641